MAJOR SHAREHOLDERS AND RELATED PARTY TRANSACTIONS (Details) € in Thousands, $ in Thousands					2 Months Ended	12 Months Ended
	May 16, 2016 USD ($)	Sep. 17, 2014 USD ($)	Dec. 19, 2013 USD ($)	Dec. 19, 2013 EUR (€)	Jul. 24, 2015 EUR (€)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 USD ($) shares	Dec. 31, 2016 USD ($)	Jul. 13, 2013 USD ($)
Related Party Transaction [Line Items]
Shares issued for real estate investment | shares								1,300,580
Flamingo South Beach Condominium [Member]
Related Party Transaction [Line Items]
Time period							3 years
Aggregate price of consideration from sale of units		$ 6,411
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Monthly rent payment for property leased from related party									$ 25
Annual percentage increase for rent									3.00%
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Ownership percentage									73.00%
Transaction amount								$ 7,153
Time period								3 years
Majority Shareholder [Member] | Financial Guarantee [Member]
Related Party Transaction [Line Items]
Maximum annual guarantee obligation under credit agreement carrying value										$ 20,000
Maximum aggregate guarantee obligation under credit agreement carrying value										$ 60,000
Term of loan guarantee						3 years
Proceeds from related party guarantee | €					€ 5,000
Related party yearly rate					0.76%
Chief Executive Officer [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Salary to CEO	$ 200		$ 170
Chief Executive Officer [Member] | Subsidiaries [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Reimbursement of health insurance expenses	24		24
Reimbursement of reasonable work-related expenses	$ 50		$ 50
Director [Member]
Related Party Transaction [Line Items]
Reimbursement of reasonable work-related expenses | €				€ 12
Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Monthly consulting fee | €				€ 4